Derivative financial instruments and hedging activities - Summary of Effectiveness of Designated Hedging Relationships (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Fair value hedges [member] | Interest rate risk [member] | Interest rate contracts - Fixed rate assets [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Changes in fair value of the hedging instrument	$ 929	$ (931)
Hedge ineffectiveness recognized in income	(98)	(52)
Fair value hedges [member] | Interest rate risk [member] | Interest rate contracts - Fixed rate liabilities [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Changes in fair value of the hedging instrument	(1,802)	1,157
Hedge ineffectiveness recognized in income	40	15
Cash flow hedges [member] | Interest rate risk [member] | Interest rate contracts - Variable rate assets [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Changes in fair value of the hedging instrument	(631)	501
Hedge ineffectiveness recognized in income	(17)	16
Changes in the value of the hedging instrument recognized in OCI	(497)	532
Amount reclassified from hedge reserves to income	279	200
Cash flow hedges [member] | Interest rate risk [member] | Interest rate contracts - Variable rate liabilities [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Changes in fair value of the hedging instrument	2,579	(1,803)
Hedge ineffectiveness recognized in income	9	1
Changes in the value of the hedging instrument recognized in OCI	1,949	(2,127)
Amount reclassified from hedge reserves to income	(1,024)	(367)
Cash flow hedges [member] | Foreign exchange risk [member] | Cross currency swap - fixed rate assets [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Changes in fair value of the hedging instrument	98	(2)
Changes in the value of the hedging instrument recognized in OCI	98	3
Amount reclassified from hedge reserves to income	103	(5)
Cash flow hedges [member] | Foreign exchange risk [member] | Cross currency swap - fixed rate liabilities [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Changes in fair value of the hedging instrument		164
Changes in the value of the hedging instrument recognized in OCI		113
Amount reclassified from hedge reserves to income		122
Net investment hedges [member] | Foreign exchange risk [member] | Foreign Currency liabilities [Member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Changes in fair value of the hedging instrument	1,882	(405)
Hedge ineffectiveness recognized in income		5
Changes in the value of the hedging instrument recognized in OCI	1,882	(410)
Net investment hedges [member] | Foreign exchange risk [member] | Forward contract [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Changes in fair value of the hedging instrument	449	(124)
Hedge ineffectiveness recognized in income		1
Changes in the value of the hedging instrument recognized in OCI	449	(125)
Amount reclassified from hedge reserves to income	$ 1	$ (28)